INCOME TAXES (Details 3) - Jun. 30, 2022	CAD ($)	USD ($)
Statement [Line Items]
Non-capital losses, United States		$ 1,618,000
Non-capital losses, Canadian	$ 16,836,000
2040
Statement [Line Items]
Non-capital losses, United States		421,000
Non-capital losses, Canadian	2,901,000
2038
Statement [Line Items]
Non-capital losses, United States		144,000
Non-capital losses, Canadian	1,399,000
2039
Statement [Line Items]
Non-capital losses, United States		634,000
Non-capital losses, Canadian	3,602,000
2041
Statement [Line Items]
Non-capital losses, United States		382,000
Non-capital losses, Canadian	1,959,000
2042
Statement [Line Items]
Non-capital losses, United States		$ 37,000
Non-capital losses, Canadian	2,979,000
2027
Statement [Line Items]
Non-capital losses, Canadian	536,000
2028
Statement [Line Items]
Non-capital losses, Canadian	868,000
2029
Statement [Line Items]
Non-capital losses, Canadian	1,047,000
2030
Statement [Line Items]
Non-capital losses, Canadian	627,000
2031
Statement [Line Items]
Non-capital losses, Canadian	251,000
2032
Statement [Line Items]
Non-capital losses, Canadian	161,000
2033
Statement [Line Items]
Non-capital losses, Canadian	52,000
2034
Statement [Line Items]
Non-capital losses, Canadian	115,000
2035
Statement [Line Items]
Non-capital losses, Canadian	177,000
2036
Statement [Line Items]
Non-capital losses, Canadian	74,000
2037
Statement [Line Items]
Non-capital losses, Canadian	$ 88,000